U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name   and   address  of   issuer:    COMMAND
          Government Fund, 100 Mulberry Street, Gateway
          Center Three, Newark, NJ 07102-4077.

     2. Name of each series or class of securities for which this Form is filed (If the Form is being filed
       for all     series and classes of securities of the
       issuer, check    the box but do not list series or
       classes):
                                                       [
                                                  ]
     3. Investment Company Act File Number: 811-3251. Securities Act File Number: 32-73901.

     4(a).Last day of fiscal year for which this notice is filed: June 30, 1999.

      (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
              reliance  on rule  24(f):               $
3,312,138,554

        (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year
               (if  applicable):                      $
3,202,755,969

       (iii) Aggregate price of securities redeemed or
             repurchased during any prior fiscal
             year ending no earlier than October
             11,1995 that were not previously used
             to reduce registration fees payable to
              the Commission.                         $
          -0-

        (iv)      Total available redemption credits
                 [add items 5(ii) and 5(iii)].        $
        3,202,755,969

         (v) Net sales - If item 5(i)is greater
             than Item 5 (iv) [subtract item 5(iv)
               from  item  5(i).                      $
         109,382,585

        (vi)      Redemption credits available for use
                in future years.
                -if item 5(i)is less than item 5(iv)
                 [subtract item 5(i)from item (5(iv)] $
        -0-

       (vii) Multiplier for determining registration
               fee.  (See  instruction  C.9):         X
        .000278

      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
             no fee is due.                          =$
      30,408.36

      6.   Prepaid Shares

         If  the  response to item 5(i) was  determined
         by          deducting an amount of  securities
         that were registered under the Securities  Act
         of  1933  pursuant to rule 24e-2 as in  effect
         before  October  11,  1997,  then  report  the
         amount  of  securities (number  of  shares  or
         other  units) deducted here:    -0-      .  If
         there  is  a  number of shares or other  units
         that  were  registered pursuant to rule  24e-2
         remaining  unsold  at the end  of  the  fiscal
         year  for  which this form is filed  that  are
         available  for  use by the  issuer  in  future
         fiscal  years,  then state that  number  here:
         -0-    .

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):  +$
      -0-

      8.   Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
          line 7]:                                   =$
      30,408.36


      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: September 28, 1998

         Method of Delivery:

                     [X]  Wire Transfer
                     [ ]  Mail or other means




                         SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert C. Rosselot
                              Robert C. Rosselot
                              Secretary


     Date: September 27, 1999





































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